Cash and Cash Equivalents - Additional Information (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 25,719,000	¥ 23,010,000	¥ 31,128,000	¥ 13,696,000
Group
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 22,649,000	¥ 22,919,000